Activity For Liability Balance (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Jan. 29, 2012 Restructuring Fiscal 2009 Plan	Jan. 30, 2011 Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Restructuring Fiscal 2009 Plan	Jan. 30, 2011 Restructuring Fiscal 2009 Plan Employee Severance	Jan. 31, 2010 Restructuring Fiscal 2009 Plan Employee Severance	Jan. 29, 2012 Restructuring Fiscal 2009 Plan Occupancy	Jan. 30, 2011 Restructuring Fiscal 2009 Plan Occupancy	Jan. 31, 2010 Restructuring Fiscal 2009 Plan Occupancy	Jan. 29, 2012 Restructuring Fiscal 2009 Plan Other Restructuring Obligations	Jan. 30, 2011 Restructuring Fiscal 2009 Plan Other Restructuring Obligations	Jan. 31, 2010 Restructuring Fiscal 2009 Plan Other Restructuring Obligations	Jan. 29, 2012 Transactions and Acquisition Integration Plans	Jan. 30, 2011 Transactions and Acquisition Integration Plans	Jan. 31, 2010 Transactions and Acquisition Integration Plans	Jan. 31, 2010 Transactions and Acquisition Integration Plans Employee Severance	Jan. 29, 2012 Transactions and Acquisition Integration Plans Occupancy	Jan. 30, 2011 Transactions and Acquisition Integration Plans Occupancy	Jan. 31, 2010 Transactions and Acquisition Integration Plans Occupancy	Jan. 31, 2010 Transactions and Acquisition Integration Plans Other Restructuring Obligations
Restructuring Cost and Reserve [Line Items]
Balance	$ 40			$ 9	$ 12		$ 3		$ 7	$ 7		$ 2	$ 2		$ 44	$ 59	$ 105	$ 5	$ 44	$ 59	$ 97	$ 3
Charges		(8)	(21)	2	6	14	2	5	2	2	7		2	2		2	5	7		2	(3)	1
Cash payments	(7)			(3)	(9)	(2)	(4)	(2)	(1)	(3)		(2)	(2)		(12)	(18)	(44)	(12)	(12)	(18)	(28)	(4)
Effects of exchange rates																	1				1
Other	(1)						(1)			1
Other																1	(8)			1	(8)
Balance	$ 32			$ 8	$ 9	$ 12		$ 3	$ 8	$ 7	$ 7		$ 2	$ 2	$ 32	$ 44	$ 59		$ 32	$ 44	$ 59